United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-06028

                    AllianceBernstein New Europe Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




[LOGO] AllianceBernstein(SM)
       Investment Research and Management

                    AllianceBernstein New Europe Fund
--------------------------------------------------------------------------------
European Large Cap                                  Annual Report--July 31, 2003
--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commision's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

September 30, 2003

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein New Europe Fund (the "Fund") for the annual reporting period ended July 31, 2003.

Investment Objective and Policies

This open-end fund seeks long-term capital appreciation through investments primarily in equity securities of companies based in Europe.

Investment Results

The following table provides performance data for the Fund and its benchmarks, the Morgan Stanley Capital International (MSCI) Europe Index and the Salomon Smith Barney (SSB) PMI Growth Europe Index, for the six- and 12-month periods ended July 31, 2003. In addition, we have included the returns for the Lipper European Region Funds Average (the "Lipper Average") which measures the Fund against a peer group of funds for the corresponding periods.

INVESTMENT RESULTS*
Periods Ended July 31, 2003

                                                           ---------------------
                                                                 Returns
                                                           ---------------------
                                                            6 Months   12 Months
--------------------------------------------------------------------------------
AllianceBernstein New Europe Fund
   Class A                                                    15.87%       4.22%
--------------------------------------------------------------------------------
   Class B                                                    15.34%       3.18%
--------------------------------------------------------------------------------
   Class C                                                    15.30%       3.26%
--------------------------------------------------------------------------------
MSCI Europe Index                                             19.10%       9.30%
--------------------------------------------------------------------------------
SSB PMI Growth Europe Index                                   16.78%       8.58%
--------------------------------------------------------------------------------
Lipper European Region Funds Average                          17.24%       6.53%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of July 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Morgan Stanley Capital International (MSCI) Europe Index is a market capitalization-weighted index of over 540 stocks traded in 16 European markets. The unmanaged Salomon Smith Barney (SSB) PMI Growth Europe Index includes all developed countries in the European region of the Global SSB Broad Market Index and reflects each company's available market capitalization weighted by its growth probability. The unmanaged Lipper European Region Funds Average represents funds that invest in equity securities whose primary trading markets or operations are concentrated in the European region or in a single country within this region. These funds generally


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN NEW EUROPE FUND o 1
      have similar investment objectives to the Fund, although investment policies for the various funds may differ. The Lipper Average for the six- and 12-month periods ended July 31, 2003 reflected performance of 167 and 163 mutual funds, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein New Europe Fund.

      Additional investment results appear on page 5.

For the six- and 12-month periods ending July 31, 2003, the Fund underperformed its benchmarks, the MSCI Europe Index and the SSB PMI Growth Europe Index, as well as its Lipper peer group. Growth as an investment style underperformed during this period, as did large capitalization stocks. This backdrop was largely unfavorable given the Fund's large-cap growth investment style.

The Fund's primary detractor during both periods was stock selection. Below-benchmark exposure in financial stocks combined with weak stock selection within the sector undermined overall Fund performance during the six-month period. Over the 12 months, stock selection in the financial sector, as well as weak returns from the Fund's health care holdings, hurt relative performance.

Market Overview and Investment Strategy

During the six-month period ending July 31, 2003, European equities continued to experience significant swings in price. Weak economic trends and fears surrounding the conflict in Iraq initially depressed shares, but shares rebounded after the swift resolution to the conflict and additional monetary stimulus. As a result, equities were able to recover to prior year levels. In the currency markets, the euro initially gained ground on the U.S. dollar, but as evidence mounted that the U.S. economy was recovering faster than the European economy, the euro lost ground, ending the period with just a small advance versus the U.S. dollar.

Our investment strategy during the period changed little, as we continued to focus on market leaders with strong balance sheets, good earnings prospects, and reasonable valuations. As such, many of the Fund's largest holdings remained the same as we believed the underlying prospects for these companies remained strong. We also took a more opportunistic approach in expectation that economic conditions, at some point, would improve, thereby benefiting more economically sensitive shares. New areas of investment during the period included hotels, travel, staffing services, advertising, and telecommunication equipment. These purchases were funded with sales in utilities, drugs, beverages, and retail stocks.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN NEW EUROPE FUND
GROWTH OF A $10,000 INVESTMENT
7/31/93 - 7/31/03


AllianceBernstein New Europe Fund Class A: $18,924

MSCI Europe Index: $23,157

SSB PMI Growth Europe Index: $21,450



         AllianceBernstein New Europe Fund       MSCI Europe Index       SSB PMI Growth Europe Index
7/31/93                $ 9,575                         $10,000                       $10,000
7/31/94                $11,604                         $12,196                       $11,804
7/31/95                $13,951                         $14,542                       $14,537
7/31/96                $15,095                         $15,716                       $15,830
7/31/97                $19,439                         $21,735                       $22,306
7/31/98                $25,701                         $29,104                       $29,199
7/31/99                $24,963                         $28,649                       $29,639
7/31/00                $29,678                         $32,237                       $34,706
7/31/01                $22,421                         $25,811                       $25,113
7/31/02                $18,157                         $21,187                       $19,755
7/31/03                $18,924                         $23,157                       $21,450


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein New Europe Fund Class A shares (from 7/31/93 to 7/31/03) as compared to the performance of appropriate indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) Europe Index is a market capitalization-weighted index of over 540 stocks traded in 16 European markets.

The unmanaged Salomon Smith Barney (SSB) PMI Growth Europe Index includes all developed countries in the European region of the Global SSB Broad Market Index and reflects each company's available market capitalization weighted by its growth probability.

When comparing AllianceBernstein New Europe Fund to the indices shown above, you should note that no sales charges are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein New Europe Fund.


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN NEW EUROPE FUND o 3

Portfolio Summary
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
July 31, 2003

INCEPTION DATES                 PORTFOLIO STATISTICS

Class A Shares                  Net Assets ($mil): $150.5
4/2/90
Class B Shares
3/5/91
Class C Shares
5/3/93

SECTOR BREAKDOWN

  25.1% Finance
  20.0% Consumer Services
  14.3% Health Care
  12.0% Consumer Staples
   8.3% Consumer Manufacturing                [PIE CHART OMITTED]
   6.9% Energy
   6.4% Technology
   4.0% Utilities
   3.0% Capital Goods

All data as of July 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge         With Sales Charge
                        1 Year           4.22%                     -0.24%
                       5 Years          -5.94%                     -6.75%
                      10 Years           7.05%                      6.59%

Class B Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge         With Sales Charge
                        1 Year           3.18%                     -0.83%
                       5 Years          -6.70%                     -6.70%
                      10 Years(a)        6.42%                      6.42%

Class C Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge         With Sales Charge
                        1 Year           3.26%                      2.26%
                       5 Years          -6.66%                     -6.66%
                      10 Years           6.25%                      6.25%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                           Class A Shares      Class B Shares     Class C Shares
--------------------------------------------------------------------------------
               1 Year         -12.98%             -13.54%             -10.81%
              5 Years          -7.11%              -7.04%              -7.01%
             10 Years           6.55%               6.39%(a)            6.24%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Substantially, all of the Fund's assets will be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(a) Assumes the conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN NEW EUROPE FUND o 5

Ten Largest Holdings
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
July 31, 2003

                                                                      Percent of
Company                                               U.S. $ Value    Net Assets
--------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc.                      $ 7,726,932          5.1%
--------------------------------------------------------------------------------
Vodafone Group Plc.                                      7,259,101          4.8
--------------------------------------------------------------------------------
Credit Suisse Group                                      6,140,468          4.1
--------------------------------------------------------------------------------
BNP Paribas, SA                                          6,067,071          4.0
--------------------------------------------------------------------------------
Total, SA                                                5,251,825          3.5
--------------------------------------------------------------------------------
Bayersche Motoren Werke AG                               4,935,933          3.3
--------------------------------------------------------------------------------
British Sky Broadcasting Group Plc.                      4,875,274          3.2
--------------------------------------------------------------------------------
Altana AG                                                4,768,628          3.2
--------------------------------------------------------------------------------
Standard Chartered Bank Plc.                             4,658,084          3.1
--------------------------------------------------------------------------------
CRH Plc.                                                 4,629,546          3.1
--------------------------------------------------------------------------------
                                                       $56,312,862         37.4%


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2003

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-99.9%

Finland-1.4%
Nokia Oyj .....................................        134,576      $  2,063,059
                                                                    ------------
France-24.6%
Alcatel, SA, Series A(a) ......................        211,381         2,122,256
BNP Paribas, SA ...............................        111,554         6,067,071
Carrefour, SA .................................         29,282         1,359,210
Essilor International, SA .....................         26,996         1,090,840
France Telecom, SA ............................        144,676         3,825,133
L'Oreal, SA ...................................         53,491         3,525,126
LVMH Moet Hennessy Louis Vuitton, SA ..........         67,350         3,697,825
Sanofi-Synthelabo, SA .........................         80,953         4,564,967
Schneider Electric, SA ........................         63,698         3,422,750
Societe Television Francaise 1 ................         65,269         2,070,947
Total, SA .....................................         35,402         5,251,825
                                                                    ------------
                                                                      36,997,950
                                                                    ------------
Germany-12.7%
Adidas-Salomon AG .............................          6,150           512,240
Altana AG .....................................         77,171         4,768,628
Bayerische Motoren Werke AG ...................        127,111         4,935,933
Infineon Technologies AG(a) ...................        144,082         1,845,521
Porsche AG Pfd. ...............................          7,040         2,876,380
SAP AG ........................................         30,379         3,589,608
Schering AG ...................................         13,597           570,234
                                                                    ------------
                                                                      19,098,544
                                                                    ------------
Hungary-0.6%
Otp Bank Rt. ..................................         94,581           884,858
                                                                    ------------
Ireland-5.5%
Allied Irish Banks Plc. .......................        227,588         3,150,805
Bank of Ireland ...............................         44,764           521,478
CRH Plc. ......................................        246,000         4,629,546
                                                                    ------------
                                                                       8,301,829
                                                                    ------------
Italy-4.3%
ENI SpA .......................................        305,028         4,501,004
Telecom Italia SpA ............................         82,037           696,223
UniCredito Italiano SpA .......................        257,866         1,210,311
                                                                    ------------
                                                                       6,407,538
                                                                    ------------
Netherlands-0.5%
ING Groep NV ..................................         38,089           771,255
                                                                    ------------

Russia-0.9%
Mobile Telesystems (ADR) ......................         12,900           712,725
Yukos (ADR) ...................................         13,400           614,792
                                                                    ------------
                                                                       1,327,517
                                                                    ------------


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN NEW EUROPE FUND o 7

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Spain-0.4%
Industria de Diseno Textil, SA (Inditex) ......         23,423      $    598,988
                                                                    ------------

Sweden-0.5%
Sandvik AB ....................................         28,973           806,114
                                                                    ------------

Switzerland-12.0%
Adecco, SA ....................................         32,943         1,583,567
Alcon, Inc. ...................................         29,000         1,478,130
Compagnie Financiere Richemont AG .............         47,475           860,981
Credit Suisse Group ...........................        195,385         6,140,468
Novartis AG ...................................         82,297         3,173,799
Synthes-Stratec, Inc. .........................          1,101           789,865
Swiss Re ......................................         36,179         2,289,843
UBS AG ........................................         30,893         1,809,029
                                                                    ------------
                                                                      18,125,682
                                                                    ------------
United Kingdom-36.5%
AstraZeneca Plc. ..............................         96,111         3,836,097
Aviva Plc. ....................................         63,424           526,070
British Sky Broadcasting Group Plc.(a) ........        430,505         4,875,274
Capita Group Plc. .............................      1,154,806         4,547,942
Carnival Plc. .................................         50,489         1,603,701
Great Universal Store Plc. ....................        113,136         1,328,952
HBOS Plc. .....................................        165,584         2,062,813
Hilton Group Plc. .............................        154,562           490,693
InterContinental Hotels Group Plc.(a) .........         93,827           702,835
MMO2 Plc.(a) ..................................      1,759,450         1,520,181
National Grid Transco Plc. ....................        231,140         1,434,175
Next Plc. .....................................        126,154         2,302,650
Reckitt Benckiser Plc. ........................        235,587         4,332,286
Royal Bank of Scotland Group Plc. .............        273,587         7,726,932
Smith & Nephew Plc. ...........................        210,191         1,253,510
Smiths Industries Plc. ........................         19,915           234,812
Standard Chartered Plc. .......................        360,871         4,658,084
Tesco Plc. ....................................      1,254,976         4,342,286
Vodafone Group Plc. ...........................      3,827,022         7,259,101
                                                                    ------------
                                                                      55,038,394
                                                                    ------------
Total Investments-99.9%
   (cost $128,387,412) ........................                      150,421,728
Other assets less liabilities-0.1% ............                           89,740
                                                                    ------------

Net Assets-100% ...............................                     $150,511,468
                                                                    ============

(a)   Non-income producing security.

      Glossary:

      ADR-American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2003

Assets
Investments in securities, at value (cost $128,387,412) .....     $ 150,421,728
Cash ........................................................           583,529
Foreign cash, at value (cost $1,394,548) ....................         1,380,178
Receivable for investment securities sold and
   foreign currency contracts ...............................         1,682,721
Receivable for capital stock sold ...........................           867,116
Dividends receivable ........................................           405,818
                                                                  -------------
Total assets ................................................       155,341,090
                                                                  -------------
Liabilities
Payable for investment securities purchased and
   foreign currency contracts ...............................         3,423,816
Payable for capital stock redeemed ..........................           844,159
Advisory fee payable ........................................           135,019
Distribution fee payable ....................................            83,846
Accrued expenses ............................................           342,782
                                                                  -------------
Total liabilities ...........................................         4,829,622
                                                                  -------------
Net Assets ..................................................     $ 150,511,468
                                                                  =============
Composition of Net Assets
Capital stock, at par .......................................     $     129,199
Additional paid-in capital ..................................       238,852,314
Accumulated net realized loss on investment and
   foreign currency transactions ............................      (110,521,824)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities ......        22,051,779
                                                                  -------------
                                                                  $ 150,511,468
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($70,339,156 / 5,702,065 shares of capital stock
   issued and outstanding) ..................................            $12.34
Sales charge-4.25% of public offering price .................               .55
                                                                         ------
Maximum offering price ......................................            $12.89
                                                                         ======
Class B Shares
Net asset value and offering price per share
   ($57,858,974 / 5,236,276 shares of capital stock
   issued and outstanding) ..................................            $11.05
                                                                         ======
Class C Shares
Net asset value and offering price per share
   ($19,024,224 / 1,716,854 shares of capital stock
   issued and outstanding) ..................................            $11.08
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($3,289,114 / 264,750 shares of capital stock issued
   and outstanding) .........................................            $12.42
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                           ALLIANCEBERNSTEIN NEW EUROPE FUND o 9

Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended July 31, 2003

Investment Income
Dividends (net of foreign taxes withheld
   of $361,344) ............................    $   3,054,144
Interest ...................................           11,711     $   3,065,855
                                                -------------
Expenses
Advisory fee ...............................        1,630,558
Distribution fee--Class A ..................          213,017
Distribution fee--Class B ..................          611,888
Distribution fee--Class C ..................          203,471
Transfer agency ............................        1,074,847
Custodian ..................................          225,369
Printing ...................................          171,340
Administrative .............................          132,667
Audit and legal ............................          125,497
Registration ...............................           77,318
Directors' fees ............................           52,031
Miscellaneous ..............................           76,496
                                                -------------
Total expenses .............................        4,594,499
Less: expense offset arrangement
   (see Note B) ............................           (1,024)
                                                -------------
Net expenses ...............................                          4,593,475
                                                                  -------------
Net investment loss ........................                         (1,527,620)
                                                                  -------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions Net realized gain (loss) on:
   Investment transactions .................                        (29,665,317)
   Foreign currency transactions ...........                            158,590
Net change in unrealized
   appreciation/depreciation of:
   Investments .............................                         36,270,376
   Foreign currency denominated assets
     and liabilities .......................                              5,115
                                                                  -------------
Net gain on investment and foreign
   currency transactions ...................                          6,768,764
                                                                  -------------
Net Increase in Net Assets from
   Operations ..............................                      $   5,241,144
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                 Year Ended        Year Ended
                                                   July 31,          July 31,
                                                    2003              2002
                                                =============     =============

Increase (Decrease) in Net Assets
from Operations
Net investment loss ........................    $  (1,527,620)    $  (2,497,186)
Net realized loss on investment and
   foreign currency transactions ...........      (29,506,727)      (32,994,312)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities ......       36,275,491        (8,942,887)
                                                -------------     -------------
Net increase (decrease) in net assets
   from operations .........................        5,241,144       (44,434,385)
Capital Stock Transactions
Net decrease ...............................      (39,462,507)      (64,806,214)
                                                -------------     -------------
Total decrease .............................      (34,221,363)     (109,240,599)
Net Assets
Beginning of period ........................      184,732,831       293,973,430
                                                -------------     -------------
End of period ..............................    $ 150,511,468     $ 184,732,831
                                                =============     =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 11

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein New Europe Fund, Inc. (the "Fund"), formerly Alliance New Europe Fund, Inc. is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market,(but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 13

Notes to Financial Statements
--------------------------------------------------------------------------------

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of 1.10% of the Fund's average daily net assets up to $100 million, .95 of 1% of the next $100 million of the Fund's average daily net assets and .80 of 1% of the Fund's average daily net assets over $200 million. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $132,667 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended July 31, 2003.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $784,439 for the year ended July 31, 2003.

For the year ended July 31, 2003, the Fund's expenses were reduced by $1,024 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,478 from the sales of Class A shares and received $31,065, $99,739 and $10,443 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended July 31, 2003.

Brokerage commissions paid on investment transactions for the year ended July 31, 2003, amounted to $587,042, of which $8,759 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,376,365 and $1,171,528 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 15

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2003, were as follows:

                                                    Purchases         Sales
                                                   ============    ============
Investment securities (excluding
   U.S. government securities) ................    $ 97,348,961    $136,150,050
U.S. government securities ....................              -0-             -0-

At July 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost ...................................................          $ 132,001,509
                                                                  =============
Gross unrealized appreciation ..........................          $  24,062,939
Gross unrealized depreciation ..........................             (5,642,720)
                                                                  -------------
Net unrealized appreciation ............................          $  18,420,219
                                                                  =============

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                        -------------------------------   ---------------------------------
                                     Shares                             Amount
                        -------------------------------   ---------------------------------
                           Year Ended        Year Ended        Year Ended        Year Ended
                        July 31, 2003     July 31, 2002     July 31, 2003     July 31, 2002
                        -------------------------------------------------------------------
Class A
Shares sold                15,542,158        18,154,950   $   171,821,750   $   249,477,993
-------------------------------------------------------------------------------------------
Shares converted
   from Class B               232,927           358,286         2,412,260         4,869,174
-------------------------------------------------------------------------------------------
Shares redeemed           (16,931,720)      (20,229,121)     (188,327,796)     (281,338,547)
-------------------------------------------------------------------------------------------
Net decrease               (1,156,635)       (1,715,885)  $   (14,093,786)  $   (26,991,380)
===========================================================================================

Class B
Shares sold                 1,496,664         1,053,113   $    14,968,222   $    12,986,168
-------------------------------------------------------------------------------------------
Shares converted
   to Class A                (218,122)         (391,871)       (2,412,260)       (4,869,174)
-------------------------------------------------------------------------------------------
Shares redeemed            (2,952,704)       (2,878,080)      (29,502,468)      (35,400,221)
-------------------------------------------------------------------------------------------
Net decrease               (1,674,162)       (2,216,838)  $   (16,946,506)  $   (27,283,227)
===========================================================================================

Class C
Shares sold                 7,882,363         3,201,984   $    78,376,624   $    38,385,186
-------------------------------------------------------------------------------------------
Shares redeemed            (8,487,703)       (3,966,038)      (85,223,164)      (48,510,690)
-------------------------------------------------------------------------------------------
Net decrease                 (605,340)         (764,054)  $    (6,846,540)  $   (10,125,504)
===========================================================================================

Advisor Class
Shares sold                   976,543           424,784   $    11,084,443   $     5,513,747
-------------------------------------------------------------------------------------------
Shares redeemed            (1,098,786)         (428,130)      (12,660,118)       (5,919,850)
-------------------------------------------------------------------------------------------
Net decrease                 (122,243)           (3,346)  $    (1,575,675)  $      (406,103)
===========================================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

The Fund has invested approximately 37% of its net assets in United Kingdom equity securities. Political, social or economic changes in this market may have a greater impact on the value of the Fund's portfolio due to this concentration.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 17

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2003.

NOTE H

Components of Accumulated Earnings (Deficit)

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................       $(106,907,727)(a)
Unrealized appreciation/(depreciation) .................          18,437,682(b)
                                                               -------------
Total accumulated earnings/(deficit) ...................       $ (88,470,045)
                                                               =============

(a) On July 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $91,825,128 of which $334,573 expires in the year 2009, $57,252,259 expires in the year 2010 and $34,238,296 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2003, the Fund deferred to August 1, 2003 post October capital losses of $15,082,599.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net investment loss, and the tax treatment of foreign currency gains resulted in a net decrease in accumulated net investment loss, a net increase in accumulated net realized loss on investment and foreign currency transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE I

Subsequent Events

Alliance Capital Management L.P., ("Alliance Capital") the Fund's Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard,


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Alliance Capital has suspended two of its employees, neither of which was a portfolio manager or officer of the Fund. Alliance Capital continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Fund and its shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Fund and its shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund or Alliance Capital's results of operations or financial condition.

Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital ; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual Funds, including the Fund, AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Fund or on Alliance Capital's results of


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 19

Notes to Financial Statements
--------------------------------------------------------------------------------

operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants and related parties.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                     -----------------------------------------------------------
                                                               Class A
                                     -----------------------------------------------------------
                                                         Year Ended July 31,
                                     -----------------------------------------------------------
                                         2003        2002        2001        2000           1999
                                     -----------------------------------------------------------
Net asset value, beginning
   of period ......................  $  11.84    $  14.62    $  21.11    $  18.57       $  21.85
                                     -----------------------------------------------------------
Income From Investment
   Operations
Net investment income
   (loss)(a) ......................      (.06)       (.08)       (.04)       (.10)           .07
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ...................       .56       (2.70)      (4.82)       3.55           (.79)
                                     -----------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .....................       .50       (2.78)      (4.86)       3.45           (.72)
                                     -----------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment and
   foreign currency
   transactions ...................        -0-         -0-      (1.50)       (.91)         (2.56)
Distributions in excess of net
   realized gain on investment
   and foreign currency
   transactions ...................        -0-         -0-       (.13)         -0-            -0-
                                     -----------------------------------------------------------
Total distributions ...............        -0-         -0-      (1.63)       (.91)         (2.56)
                                     -----------------------------------------------------------
Net asset value, end of
   period .........................  $  12.34    $  11.84    $  14.62    $  21.11       $  18.57
                                     ===========================================================
Total Return
Total investment return based
   on net asset value(b) ..........      4.22%     (19.02)%    (24.45)%     18.89%         (2.87)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ................  $ 70,339    $ 81,213    $125,402    $170,815       $125,729
Ratio to average net assets of:
   Expenses .......................      2.54%       2.10%       1.79%       1.65%(c)       1.80%(c)
   Net investment income
     (loss) .......................      (.57)%      (.60)%      (.23)%      (.46)%          .39%
Portfolio turnover rate ...........        63%         63%         84%        103%            89%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 21

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     -----------------------------------------------------------
                                                               Class B
                                     -----------------------------------------------------------
                                                         Year Ended July 31,
                                     -----------------------------------------------------------
                                         2003        2002        2001        2000           1999
                                     -----------------------------------------------------------
Net asset value, beginning
   of period ......................  $  10.71    $  13.33    $  19.56    $  17.39       $  20.76
                                     -----------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) ............      (.14)       (.18)       (.16)       (.23)          (.06)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ...................       .48       (2.44)      (4.44)       3.31           (.75)
                                     -----------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .....................       .34       (2.62)      (4.60)       3.08           (.81)
                                     -----------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment and
   foreign currency
   transactions ...................        -0-         -0-      (1.50)       (.91)         (2.56)
Distributions in excess of net
   realized gain on investment
   and foreign currency
   transactions ...................        -0-         -0-       (.13)         -0-            -0-
                                     -----------------------------------------------------------
Total distributions ...............        -0-         -0-      (1.63)       (.91)         (2.56)
                                     -----------------------------------------------------------
Net asset value, end of
   period .........................  $  11.05    $  10.71    $  13.33    $  19.56       $  17.39
                                     ===========================================================
Total Return
Total investment return based
   on net asset value(b) ..........      3.18%     (19.66)%    (25.10)%     18.01%         (3.52)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ................  $ 57,859    $ 73,986    $121,639    $181,285       $144,570
Ratio to average net assets of:
   Expenses .......................      3.35%       2.88%       2.54%       2.38%(c)       2.50%(c)
   Net investment loss ............     (1.38)%     (1.41)%      (.98)%     (1.18)%         (.34)%
Portfolio turnover rate ...........        63%         63%         84%        103%            89%

See footnote summary on page 25.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     -----------------------------------------------------------
                                                               Class C
                                     -----------------------------------------------------------
                                                         Year Ended July 31,
                                     -----------------------------------------------------------
                                         2003        2002        2001        2000           1999
                                     -----------------------------------------------------------
Net asset value, beginning
   of period ......................  $  10.73    $  13.35    $  19.58    $  17.41       $  20.77
                                     -----------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a) ............      (.14)       (.17)       (.15)       (.23)          (.05)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ...................       .49       (2.45)      (4.45)       3.31           (.75)
                                     -----------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .....................       .35       (2.62)      (4.60)       3.08           (.80)
                                     -----------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment and
   foreign currency
   transactions ...................        -0-         -0-      (1.50)       (.91)         (2.56)
Distributions in excess of net
   realized gain on investment
   and foreign currency
   transactions ...................        -0-         -0-       (.13)         -0-            -0-
                                     -----------------------------------------------------------
Total distributions ...............        -0-         -0-      (1.63)       (.91)         (2.56)
                                     -----------------------------------------------------------
Net asset value, end of
   period .........................  $  11.08    $  10.73    $  13.35    $  19.58       $  17.41
                                     ===========================================================
Total Return
Total investment return based
   on net asset value(b) ..........      3.26%     (19.63)%    (25.07)%     17.99%         (3.46)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ................  $ 19,024    $ 24,924    $ 41,203    $ 60,984       $ 45,845
Ratio to average net assets of:
   Expenses .......................      3.27%       2.84%       2.51%       2.36%(c)       2.50%(c)
   Net investment loss ............     (1.33)%     (1.36)%      (.95)%     (1.18)%         (.28)%
Portfolio turnover rate ...........        63%         63%         84%        103%            89%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 23

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     -----------------------------------------------------------
                                                           Advisor Class
                                     -----------------------------------------------------------
                                                         Year Ended July 31,
                                     -----------------------------------------------------------
                                         2003        2002        2001        2000           1999
                                     -----------------------------------------------------------
Net asset value, beginning
   of period ......................  $  11.91    $  14.68    $  21.18    $  18.58       $  21.79
                                     -----------------------------------------------------------
Income From Investment
   Operations
Net investment income
   (loss)(a) ......................      (.04)       (.05)         -0-       (.01)           .13
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ...................       .55       (2.72)      (4.87)       3.52           (.78)
                                     -----------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .....................       .51       (2.77)      (4.87)       3.51           (.65)
                                     -----------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment and
   foreign currency
   transactions ...................        -0-         -0-      (1.50)       (.91)         (2.56)
Distributions in excess of net
   realized gain on investment
   and foreign currency
   transactions ...................        -0-         -0-       (.13)         -0-            -0-
                                     -----------------------------------------------------------
Total distributions ...............        -0-         -0-      (1.63)       (.91)         (2.56)
                                     -----------------------------------------------------------
Net asset value, end of
   period .........................  $  12.42    $  11.91    $  14.68    $  21.18       $  18.58
                                     ===========================================================
Total Return
Total investment return based
   on net asset value(b) ..........      4.28%     (18.87)%    (24.42)%     19.21%         (2.54)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ................  $  3,289    $  4,610    $  5,729    $  9,196       $  4,778
Ratio to average net assets of:
   Expenses .......................      2.25%       1.80%       1.48%       1.34%(c)       1.51%(c)
   Net investment income
     (loss) .......................      (.33)%      (.36)%       .02%       (.06)%          .68%
Portfolio turnover rate ...........        63%         63%         84%        103%            89%

See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                     Year Ended July 31,
                                    ---------------------
                                       2000       1999
                                    ---------------------
       Class A..................       1.64%      1.78%
       Class B..................       2.36%      2.49%
       Class C..................       2.35%      2.49%
       Advisor Class............       1.33%      1.50%


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 25

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of AllianceBernstein New Europe Fund, Inc.

We have audited the accompanying statement of assets and liabilities of AllianceBernstein New Europe Fund, Inc., formerly Alliance New Europe Fund, Inc. (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein New Europe Fund, Inc. at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
September 12, 2003,
except for Note I, as to which the
date is October 9, 2003

--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                              Board of Directors
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
David H. Dievler(1)
John H. Dobkin(1)
W.H. Henderson(1)
Alan J. Stoga(1)

OFFICERS

Thomas J. Bardong, Vice President
Stephen M. Beinhacker, Vice President
Russell Brody, Vice President
Mark D. Gersten, Treasurer & Chief Financial Officer
Edmund P. Bergan, Jr., Secretary
Vincent S. Noto, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein
Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 27

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                          PORTFOLIOS
                                                                            IN FUND         OTHER
NAME, AGE OF DIRECTOR,                           PRINCIPAL                  COMPLEX     DIRECTORSHIPS
       ADDRESS                                 OCCUPATION(S)              OVERSEEN BY      HELD BY
 (YEARS OF SERVICE*)                        DURING PAST 5 YEARS             DIRECTOR       DIRECTOR
---------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa, **, 58               President, Chief Operating Officer        116            None
1345 Avenue of the                   and a Director of Alliance
Americas                             Capital Management Corporation
New York, NY 10105                   ("ACMC"), with which he has been
(13)                                 associated with since prior to 1998.

DISINTERESTED DIRECTORS

David H. Dievler, #+, 73             Independent Consultant. Until             101            None
P.O. Box 167                         December 1994, Senior Vice
Spring Lake, NJ 07762                President of ACMC responsible
(13)                                 for mutual fund administration.
                                     Prior to joining ACMC in 1984,
                                     Chief Financial Officer of
                                     Eberstadt Asset Management
                                     since 1968. Prior to that, Senior
                                     Manager at Price Waterhouse &
                                     Co. Member of the American
                                     Institute of Certified Public
                                     Accountants since 1953.

John H. Dobkin, #+, 61               Consultant. Formerly a President           98            None
P.O. Box 12                          of Save Venice, Inc. from 2001-2002,
Annandale, NY 12504 (11)             a Senior Advisor from June
                                     1999-June 2000 and President
                                     of Historic Hudson Valley from
                                     December 1989-May 1999.
                                     Previously, Director of the National
                                     Academy of Design and during
                                     1988-1992, Director and Chairman
                                     of the Audit Committee of ACMC.

W.H. Henderson, #+, 76               Joined the Royal Dutch/Shell                2            None
Withye's Garden                      Group in 1948 and served in
Lower Acreman Street                 Singapore, Japan, South
Sherborne,                           Africa, Hong Kong and London.
Dorset, DT9 3EX, England             The greater part of his service
(13)                                 was in Japan and between 1969
                                     and 1972 he was Managing
                                     Director and Chief Executive
                                     Officer of the Shell Company of
                                     Hong Kong Limited. Mr.
                                     Henderson retired from the
                                     Royal Dutch/Shell Group in 1974
                                     in order to establish his own oil
                                     and gas consultancy business.
                                     Mr. Henderson is currently
                                     a Director of a number of
                                     investment companies.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

                                                                          PORTFOLIOS
                                                                            IN FUND         OTHER
NAME, AGE OF DIRECTOR,                           PRINCIPAL                  COMPLEX     DIRECTORSHIPS
       ADDRESS                                 OCCUPATION(S)              OVERSEEN BY      HELD BY
 (YEARS OF SERVICE*)                        DURING PAST 5 YEARS             DIRECTOR       DIRECTOR
---------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS (continued)

Alan Stoga, #+, 52                 President of Zemi Communications,           2             None
Zemi Communications                L.L.C. since prior to 1998. He is a
99 Madison Avenue                  member of the Board of Directors
New York, NY 10016 (11)            of Tinker Foundation, the Americas
                                   Society (Vice Chairman), Council
                                   of the Americas, Claremont
                                   Graduate University School of
                                   Politics and Economics, the Center
                                   for Global Finance of the Lubin
                                   School of Business and Argentine
                                   American Chamber of Commerce
                                   (President). Formerly, he was
                                   President of Zemi Investments
                                   from 1995 through 1998 and
                                   Managing Director of Kissinger
                                   Associates, Inc. from 1984 through
                                   1996.

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 29

Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

         NAME,                           POSITION(S)                   PRINCIPAL OCCUPATION
   ADDRESS* AND AGE                    HELD WITH FUND                  DURING PAST 5 YEARS**
----------------------------------------------------------------------------------------------------
John D. Carifa, 58                  Chairman & President          See biography above.

Thomas J. Bardong, 58               Vice President                Senior Vice President of ACMC,**
                                                                  with which he has been
                                                                  associated since prior to 1998.

Stephen M. Beinhacker, 38           Vice President                Senior Vice President of ACMC,**
                                                                  with which he has been
                                                                  associated since April 1998.

Russell Brody, 36                   Vice President                Vice President of ACMC,** with
                                                                  which he has been associated
                                                                  since prior to 1998.

Edmund P. Bergan, Jr., 53           Secretary                     Senior Vice President and General
                                                                  Counsel of AllianceBernstein
                                                                  Investment Research &
                                                                  Management, Inc. ("ABIRM") and
                                                                  Alliance Global Investor Services,
                                                                  Inc. ("AGIS"), with which he has
                                                                  been associated since prior to
                                                                  1998.

Mark D. Gersten, 52                 Treasurer and Chief           Senior Vice President of AGIS**
                                    Financial Officer             and Vice President of ABIRM,**
                                                                  with which he has been
                                                                  associated since prior to 1998.

Vincent S. Noto, 38                 Controller                    Vice President of AGIS**, with
                                                                  which he has been associated
                                                                  since prior to 1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, ABIRM and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                               AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation
Wealth Preservation
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation
Tax-Managed Wealth Preservation

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Select Investor Series Biotechnology Portfolio
Select Investor Series Premier Portfolio
Select Investor Series Technology Portfolio
Technology Fund

U.S. Value Funds

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Growth Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Global & International Value Funds

Global Value Fund
International Value Fund

Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

Intermediate California
Intermediate Diversified
Intermediate New York
Arizona
California
Insured California
Insured National
Florida
Massachusetts
Michigan
Minnesota
National
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
                                          ALLIANCEBERNSTEIN NEW EUROPE FUND o 31

ALLIANCEBERNSTEIN NEW EUROPE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

EURAR0703







ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Directors has determined that independent director Mr. David H. Dievler qualifies as an audit committee financial expert.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein New Europe Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 9, 2003